Debt securities - Unrealised loss positions (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Available-for-sale securities
Financial assets classified as available-for-sale	£ 44,178	£ 40,849
Jackson (US insurance operations) | Debt securities
Available-for-sale securities
Financial assets classified as available-for-sale	44,178	40,849
Jackson (US insurance operations) | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	2,247	(414)
Jackson (US insurance operations) | Assets fair valued at below book value | Debt securities
Available-for-sale securities
Financial assets classified as available-for-sale	2,290	24,405
Jackson (US insurance operations) | Assets fair valued at below book value | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(49)	(925)
Jackson (US insurance operations) | Assets fair valued at below book value | Non-investment grade | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(3)	(54)
Jackson (US insurance operations) | Assets fair valued at below book value | Investment grade | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(46)	(871)
Jackson (US insurance operations) | Assets fair valued at below book value | 1 to 5 years | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(2)	(72)
Jackson (US insurance operations) | Assets fair valued at below book value | 5 years to 10 years | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(10)	(436)
Jackson (US insurance operations) | Assets fair valued at below book value | More than 10 years | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(19)	(372)
Jackson (US insurance operations) | Assets fair valued at below book value | Mortgage-backed and other debt securities | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(18)	(45)
Jackson (US insurance operations) | Assets fair valued at below book value | Between 90% and 100% | Debt securities
Available-for-sale securities
Financial assets classified as available-for-sale	2,221	23,662
Jackson (US insurance operations) | Assets fair valued at below book value | Between 90% and 100% | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(32)	(809)
Jackson (US insurance operations) | Assets fair valued at below book value | Between 80% and 90% | Debt securities
Available-for-sale securities
Financial assets classified as available-for-sale	38	707
Jackson (US insurance operations) | Assets fair valued at below book value | Between 80% and 90% | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(5)	(104)
Jackson (US insurance operations) | Assets fair valued at below book value | Below 80% | Debt securities
Available-for-sale securities
Financial assets classified as available-for-sale	31	36
Jackson (US insurance operations) | Assets fair valued at below book value | Below 80% | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(12)	(12)
Jackson (US insurance operations) | Less than 6 months | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(5)	(161)
Jackson (US insurance operations) | Less than 6 months | Non-investment grade | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(1)	(20)
Jackson (US insurance operations) | Less than 6 months | Investment grade | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(4)	(141)
Jackson (US insurance operations) | 6 months to 1 year | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(14)	(462)
Jackson (US insurance operations) | 6 months to 1 year | Non-investment grade | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(1)	(22)
Jackson (US insurance operations) | 6 months to 1 year | Investment grade | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(13)	(440)
Jackson (US insurance operations) | 1 year to 2 years | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(10)	(152)
Jackson (US insurance operations) | 1 year to 2 years | Non-investment grade | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(1)	(10)
Jackson (US insurance operations) | 1 year to 2 years | Investment grade | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(9)	(142)
Jackson (US insurance operations) | 2 years to 3 years | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(10)	(123)
Jackson (US insurance operations) | 2 years to 3 years | Investment grade | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(10)	(123)
Jackson (US insurance operations) | More than 3 years | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(10)	(27)
Jackson (US insurance operations) | More than 3 years | Non-investment grade | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale		(2)
Jackson (US insurance operations) | More than 3 years | Investment grade | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(10)	(25)
Jackson (US insurance operations) | Less than 3 months | Below 80% | Debt securities
Available-for-sale securities
Financial assets classified as available-for-sale	26	32
Jackson (US insurance operations) | Less than 3 months | Below 80% | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(10)	(10)
Jackson (US insurance operations) | 3 months to 6 months | Below 80% | Debt securities
Available-for-sale securities
Financial assets classified as available-for-sale	5	2
Jackson (US insurance operations) | 3 months to 6 months | Below 80% | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	£ (2)	(1)
Jackson (US insurance operations) | More than 6 months | Below 80% | Debt securities
Available-for-sale securities
Financial assets classified as available-for-sale		2
Jackson (US insurance operations) | More than 6 months | Below 80% | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale		£ (1)